NATIONWIDE®

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–5398–12/05

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev) 34,690 shares (cost $492,759)	$558,169

Alliance VPSF – AllianceBernstein International Value Portfolio – Class A (AlIntlValA) 1,903 shares (cost $31,006)	36,266

Alliance VPSF – AllianceBernstein Real Estate Investment Portfolio – Class A (AlRealEstA) 989 shares (cost $19,533)	19,763

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlSmMdCpA) 2,208 shares (cost $36,373)	37,666

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 224,924 shares (cost $2,358,261)	2,307,719

American Century VP – Ultra® Fund – Class I (ACVPUltra) 3,479 shares (cost $34,861)	36,110

American Century VP – Value Fund – Class I (ACVPVal) 5,620 shares (cost $46,990)	46,087

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 591 shares (cost $17,254)	18,793

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 44,080 shares (cost $1,568,336)	1,635,792

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 1,149 shares (cost $26,537)	29,165

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 451 shares (cost $15,310)	15,130

Fidelity® VIP – Money Market Portfolio – Service Class 2 (FidVIPMMktS2) 962,120 shares (cost $962,120)	962,120

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 69,981 shares (cost $1,209,073)	1,434,602

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 3,582 shares (cost $45,665)	45,421

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 2,024 shares (cost $26,575)	33,978

Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 2 (FrVIPDevMrk2) 808 shares (cost $7,764)	8,811

Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 3 (FrVIPDevMrk3) 49,797 shares (cost $477,313)	542,783

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 1,326 shares (cost $19,151)	20,709

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 75,506 shares (cost $1,071,098)	1,177,899

Franklin Templeton VIP – Templeton Growth Securities Fund – Class 2 (FrVIPGroSec2) 1,461 shares (cost $16,862)	20,175

Janus AS – Forty Portfolio – Service Shares (JanForty) 57,277 shares (cost $1,577,990)	1,572,263

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Lord Abbett Series Growth and Income Fund – VC (LAGroInc) 3,280 shares (cost $86,439)	$85,800

Lord Abbett Series Mid Cap Value Fund – VC (LAMidCapV) 27,625 shares (cost $561,858)	582,621

MFS® VIT – Value Series – Service Class (MFSValS) 48,346 shares (cost $564,002)	601,913

Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc) 36,686 shares (cost $487,841)	519,470

Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt) 27,484 shares (cost $290,131)	321,010

Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 48,194 shares (cost $1,728,217)	1,856,445

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 76 shares (cost $2,511)	2,551

Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 715 shares (cost $20,155)	23,877

Oppenheimer High Income Fund/VA – Initial Class (OppHighInc) 4,273 shares (cost $35,198)	36,067

Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt) 675 shares (cost $13,847)	14,708

Oppenheimer Main Street Small Cap Fund®/VA – Initial Class (OppMStSCap) 68,181 shares (cost $1,035,574)	1,171,346

PIMCO VIT – High Yield Portfolio – Administrative Shares (PVITHighY) 130,726 shares (cost $1,074,644)	1,070,650

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur) 160,380 shares (cost $1,637,895)	1,618,232

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet) 282,427 shares (cost $2,975,411)	2,892,048

Van Kampen LIT – Growth & Income Portfolio – Class I (VKGrInc) 62,700 shares (cost $1,168,937)	1,284,720

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 40,112 shares (cost $801,368)	925,795

Total investments	23,566,674

Accounts receivable	–

Total assets	23,566,674
Accounts payable	1,994

Contract owners’ equity (note 4)	$23,564,680

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMCapDev	AlIntlValA	AlRealEstA	AlSmMdCpA	ACVPIncGr	ACVPInflPro2	ACVPInt
Reinvested dividends	$348,255	–	271	507	287	87	75,141	3
Mortality and expense risk charges (note 2)	(78,223)	(1,863)	(135)	(55)	(113)	(8)	(6,838)	–

Net investment income (loss)	270,032	(1,863)	136	452	174	79	68,303	3

Proceeds from mutual funds shares sold	11,009,138	148,849	14,307	55	8,186	14,677	270,460	219
Cost of mutual fund shares sold	(10,412,265)	(131,773)	(12,742)	(56)	(8,274)	(14,287)	(271,115)	(219)

Realized gain (loss) on investments	596,873	17,076	1,565	(1)	(88)	390	(655)	–
Change in unrealized gain (loss) on investments	310,304	32,297	4,068	(331)	585	–	(55,030)	–

Net gain (loss) on investments	907,177	49,373	5,633	(332)	497	390	(55,685)	–

Reinvested capital gains	185,691	–	738	1,617	1,734	–	675	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,362,900	47,510	6,507	1,737	2,405	469	13,293	3

Investment activity:	ACVPUltra	ACVPVal	DryStkIx	DryVIFApp	FidVIPEIS	FidVIPGrS	FidVIPMMktS2	FidVIPOvS
Reinvested dividends	$–	407	295	197	463	4,055	21,546	6,481
Mortality and expense risk charges (note 2)	(105)	(159)	(62)	(5,392)	(117)	(5,279)	(3,225)	(2,212)

Net investment income (loss)	(105)	248	233	(5,195)	346	(1,224)	18,321	4,269

Proceeds from mutual funds shares sold	105	3,857	158	254,152	2,966	1,883,140	424,545	1,403,327
Cost of mutual fund shares sold	(105)	(3,801)	(151)	(242,790)	(2,743)	(1,741,036)	(424,545)	(1,334,590)

Realized gain (loss) on investments	–	56	7	11,362	223	142,104	–	68,737
Change in unrealized gain (loss) on investments	528	(2,759)	541	44,248	(19)	(40,719)	–	(91,868)

Net gain (loss) on investments	528	(2,703)	548	55,610	204	101,385	–	(23,131)

Reinvested capital gains	–	4,710	–	–	1,070	–	–	5,833

Net increase (decrease) in contract owners’ equity resulting from operations	$423	2,255	781	50,415	1,620	100,161	18,321	(13,029)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPOvSR	FidVIPIGBdS	FrVIPSmCapV2	FrVIPDevMrk2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGroSec2
Reinvested dividends	$–	1,698	256	3,693	625	12,325	1,914	230
Mortality and expense risk charges (note 2)	(2,948)	(173)	(124)	(521)	(822)	(1,952)	(2,564)	(81)

Net investment income (loss)	(2,948)	1,525	132	3,172	(197)	10,373	(650)	149

Proceeds from mutual funds shares sold	421,100	2,669	1,930	363,883	88,597	1,174,942	416,065	1,910
Cost of mutual fund shares sold	(380,908)	(2,726)	(1,479)	(340,682)	(81,769)	(1,108,397)	(390,461)	(1,658)

Realized gain (loss) on investments	40,192	(57)	451	23,201	6,828	66,545	25,604	252
Change in unrealized gain (loss) on investments	225,529	(1,721)	1,983	(10,923)	65,470	(86,067)	106,801	1,273

Net gain (loss) on investments	265,721	(1,778)	2,434	12,278	72,298	(19,522)	132,405	1,525

Reinvested capital gains	–	1,037	207	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$262,773	784	2,773	15,450	72,101	(9,149)	131,755	1,674

Investment activity:	JanBal	JanForty	LAGroInc	LAMidCapV	MFSValS	NBAMTFasc	NBAMTInt	OppCapAp
Reinvested dividends	$–	–	821	2,548	2,930	–	367	12,183
Mortality and expense risk charges (note 2)	(2)	(17)	(287)	(1,877)	(1,994)	(1,709)	(641)	(6,187)

Net investment income (loss)	(2)	(17)	534	671	936	(1,709)	(274)	5,996

Proceeds from mutual funds shares sold	5,302	161	3,300	124,165	101,033	85,665	93,222	350,373
Cost of mutual fund shares sold	(5,154)	(161)	(3,010)	(104,274)	(89,472)	(77,235)	(84,250)	(332,070)

Realized gain (loss) on investments	148	–	290	19,891	11,561	8,430	8,972	18,303
Change in unrealized gain (loss) on investments	(219)	(5,728)	(3,613)	(11,385)	8,261	8,921	30,879	69,195

Net gain (loss) on investments	(71)	(5,728)	(3,323)	8,506	19,822	17,351	39,851	87,498

Reinvested capital gains	–	–	5,018	34,810	10,391	2,342	1,620	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(73)	(5,745)	2,229	43,987	31,149	17,984	41,197	93,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	OppGlSec3	OppGlSec	OppHighInc	OppMSt	OppMStSCap	PVITHighY	PVITLowDur	PVITTotRet
Reinvested dividends	$–	216	2,444	119	–	54,196	58,557	63,957
Mortality and expense risk charges (note 2)	(1)	(92)	(153)	(27)	(3,878)	(3,427)	(8,547)	(7,222)

Net investment income (loss)	(1)	124	2,291	92	(3,878)	50,769	50,010	56,735

Proceeds from mutual funds shares sold	22	11,532	3,450	13,732	227,194	139,619	2,105,781	273,305
Cost of mutual fund shares sold	(22)	(10,227)	(3,393)	(13,639)	(190,696)	(137,678)	(2,120,781)	(270,959)

Realized gain (loss) on investments	–	1,305	57	93	36,498	1,941	(15,000)	2,346
Change in unrealized gain (loss) on investments	40	2,737	(1,638)	861	54,994	(19,878)	(20,096)	(85,242)

Net gain (loss) on investments	40	4,042	(1,581)	954	91,492	(17,937)	(35,096)	(82,896)

Reinvested capital gains	–	–	–	–	21,832	–	4,257	45,050

Net increase (decrease) in contract owners’ equity resulting from operations	$39	4,166	710	1,046	109,446	32,832	19,171	18,889

Investment activity:	VKCom	VKGrInc	VKUSRealEst
Reinvested dividends	$–	9,889	9,547
Mortality and expense risk charges (note 2)	(93)	(4,222)	(3,099)

Net investment income (loss)	(93)	5,667	6,448

Proceeds from mutual funds shares sold	99,413	218,080	253,690
Cost of mutual fund shares sold	(100,102)	(190,080)	(182,755)

Realized gain (loss) on investments	(689)	28,000	70,935
Change in unrealized gain (loss) on investments	–	49,176	39,153

Net gain (loss) on investments	(689)	77,176	110,088

Reinvested capital gains	–	21,663	21,087

Net increase (decrease) in contract owners’ equity resulting from operations	$(782)	104,506	137,623

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$270,032	71,662	–	(1)	–	–	(1,863)	(630)
Realized gain (loss) on investments	596,873	155,456	–	83	–	(37)	17,076	7,138
Change in unrealized gain (loss) on investments	310,304	621,098	–	–	–	–	32,297	29,082
Reinvested capital gains	185,691	22,092	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,362,900	870,308	–	82	–	(37)	47,510	35,590

Equity transactions:
Purchase payments received from contract owners (note 3)	13,287,469	10,621,906	–	(82)	–	37	319,508	260,878
Transfers between funds	–	–	–	–	–	–	(66,841)	(6,153)
Redemptions (note 3)	(3,884,019)	(683,492)	–	–	–	–	(77,976)	(12,190)
Adjustments to maintain reserves	(1,666)	(532)	–	–	–	–	–	(19)

Net equity transactions	9,401,784	9,937,882	–	(82)	–	37	174,691	242,516

Net change in contract owners’ equity	10,764,684	10,808,190	–	–	–	–	222,201	278,106
Contract owners’ equity beginning of period	12,799,996	1,991,806	–	–	–	–	335,967	57,861

Contract owners’ equity end of period	$23,564,680	12,799,996	–	–	–	–	558,168	335,967

CHANGES IN UNITS:
Beginning units	962,307	160,169	–	–	–	–	21,253	4,212

Units purchased	1,652,112	1,061,867	–	–	–	–	20,782	20,970
Units redeemed	(830,949)	(259,729)	–	–	–	–	(9,676)	(3,929)

Ending units	1,783,470	962,307	–	–	–	–	32,359	21,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AlIntlValA		AlRealEstA		AlSmMdCpA		ACVPIncGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$136	(103)	452	(5)	174	(9)	79	–
Realized gain (loss) on investments	1,565	10,618	(1)	–	(88)	–	390	–
Change in unrealized gain (loss) on investments	4,068	(6,374)	(331)	561	585	708	–	–
Reinvested capital gains	738	4	1,617	–	1,734	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,507	4,145	1,737	556	2,405	699	469	–

Equity transactions:
Purchase payments received from contract owners (note 3)	12,735	58,672	2,499	9,970	12,666	19,979	8,301	–
Transfers between funds	–	(110,658)	–	5,001	(8,077)	10,001	(8,509)	–
Redemptions (note 3)	(14,138)	–	–	–	(7)	–	(12)	–
Adjustments to maintain reserves	–	11	8	(2)	(11)	7	(249)	–

Net equity transactions	(1,403)	(51,975)	2,507	14,969	4,571	29,987	(469)	–

Net change in contract owners’ equity	5,104	(47,830)	4,244	15,525	6,976	30,686	–	–
Contract owners’ equity beginning of period	31,160	78,990	15,525	–	30,686	–	–	–

Contract owners’ equity end of period	$36,264	31,160	19,769	15,525	37,662	30,686	–	–

CHANGES IN UNITS:
Beginning units	1,672	5,292	797	–	1,724	–	–	–

Units purchased	695	4,168	115	797	715	1,724	587	–
Units redeemed	(695)	(7,788)	–	–	(453)	–	(587)	–

Ending units	1,672	1,672	912	797	1,986	1,724	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	ACVPInflPro2		ACVPInt		ACVPUltra		ACVPVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$68,303	29,297	3	–	(105)	(9)	248	(53)
Realized gain (loss) on investments	(655)	29,336	–	(14)	–	–	56	(29)
Change in unrealized gain (loss) on investments	(55,030)	2,482	–	–	528	721	(2,759)	1,856
Reinvested capital gains	675	227	–	–	–	–	4,710	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,293	61,342	3	(14)	423	712	2,255	1,774

Equity transactions:
Purchase payments received from contract owners (note 3)	1,116,161	1,704,727	216	14	5,014	19,960	–	20,897
Transfers between funds	448,678	(810,712)	(219)	–	–	10,001	25,000	–
Redemptions (note 3)	(274,657)	(168,813)	–	–	–	–	(3,696)	(141)
Adjustments to maintain reserves	(128)	(104)	–	–	(6)	(3)	(19)	14

Net equity transactions	1,290,054	725,098	(3)	14	5,008	29,958	21,285	20,770

Net change in contract owners’ equity	1,303,347	786,440	–	–	5,431	30,670	23,540	22,544
Contract owners’ equity beginning of period	1,004,099	217,659	–	–	30,670	–	22,544	–

Contract owners’ equity end of period	$2,307,446	1,004,099	–	–	36,101	30,670	46,084	22,544

CHANGES IN UNITS:
Beginning units	90,590	20,698	–	–	2,286	–	1,494	–

Units purchased	141,718	180,603	16	–	357	2,286	1,667	1,518
Units redeemed	(26,418)	(110,711)	(16)	–	–	–	(244)	(24)

Ending units	205,890	90,590	–	–	2,643	2,286	2,917	1,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryStkIx		DryVIFApp		DryVIFDevLd		FidVIPEIS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$233	258	(5,195)	13,637	–	–	346	(76)
Realized gain (loss) on investments	7	(1)	11,362	10,501	–	53	223	(1)
Change in unrealized gain (loss) on investments	541	998	44,248	15,013	–	–	(19)	2,647
Reinvested capital gains	–	–	–	–	–	–	1,070	–

Net increase (decrease) in contract owners’ equity resulting from operations	781	1,255	50,415	39,151	–	53	1,620	2,570

Equity transactions:
Purchase payments received from contract owners (note 3)	–	16,853	902,193	765,530	–	(52)	–	27,824
Transfers between funds	–	–	60,470	(60,401)	–	–	–	–
Redemptions (note 3)	(95)	–	(250,440)	(30,571)	–	–	(2,847)	–
Adjustments to maintain reserves	(6)	(5)	13	(13)	–	(1)	2	5

Net equity transactions	(101)	16,848	712,236	674,545	–	(53)	(2,845)	27,829

Net change in contract owners’ equity	680	18,103	762,651	713,696	–	–	(1,225)	30,399
Contract owners’ equity beginning of period	18,103	–	873,149	159,453	–	–	30,399	–

Contract owners’ equity end of period	$18,783	18,103	1,635,800	873,149	–	–	29,174	30,399

CHANGES IN UNITS:
Beginning units	1,286	–	69,765	13,335	–	–	2,060	–

Units purchased	–	1,286	77,378	65,504	–	–	–	2,060
Units redeemed	(7)	–	(21,372)	(9,074)	–	–	(183)	–

Ending units	1,279	1,286	125,771	69,765	–	–	1,877	2,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPGrS		FidVIPMMktS2		FidVIPOvS		FidVIPOvSR
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,224)	(1,397)	18,321	1,965	4,269	635	(2,948)	–
Realized gain (loss) on investments	142,104	6,692	–	–	68,737	23,079	40,192	–
Change in unrealized gain (loss) on investments	(40,719)	32,182	–	–	(91,868)	79,902	225,529	–
Reinvested capital gains	–	–	–	–	5,833	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	100,161	37,477	18,321	1,965	(13,029)	103,616	262,773	–

Equity transactions:
Purchase payments received from contract owners (note 3)	875,718	755,953	653,637	705,763	322,019	811,422	558,310	–
Transfers between funds	(1,634,275)	(21,477)	(231,881)	14,552	(1,173,108)	(121,000)	745,722	–
Redemptions (note 3)	(231,920)	(22,920)	(145,667)	(162,592)	(91,957)	(27,070)	(132,204)	–
Adjustments to maintain reserves	(15)	(5)	112	(4)	19	(28)	(1)	–

Net equity transactions	(990,492)	711,551	276,201	557,719	(943,027)	663,324	1,171,827	–

Net change in contract owners’ equity	(890,331)	749,028	294,522	559,684	(956,056)	766,940	1,434,600	–
Contract owners’ equity beginning of period	905,459	156,431	667,701	108,017	956,056	189,116	–	–

Contract owners’ equity end of period	$15,128	905,459	962,223	667,701	–	956,056	1,434,600	–

CHANGES IN UNITS:
Beginning units	67,988	12,086	66,129	10,754	58,722	13,136	–	–

Units purchased	69,064	61,858	72,986	79,725	21,934	57,773	144,672	–
Units redeemed	(135,968)	(5,956)	(45,954)	(24,350)	(80,656)	(12,187)	(29,594)	–

Ending units	1,084	67,988	93,161	66,129	–	58,722	115,078	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPIGBdS		FrVIPSmCapV2		FrVIPUSGov2		FrVIPDevMrk2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,525	(129)	132	(31)	–	–	3,172	433
Realized gain (loss) on investments	(57)	28	451	5	–	(10)	23,201	5,801
Change in unrealized gain (loss) on investments	(1,721)	1,477	1,983	5,420	–	–	(10,923)	8,327
Reinvested capital gains	1,037	–	207	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	784	1,376	2,773	5,394	–	(10)	15,450	14,561

Equity transactions:
Purchase payments received from contract owners (note 3)	–	45,757	–	27,617	–	686	88,417	63,080
Transfers between funds	–	–	–	–	–	(676)	(295,822)	110,687
Redemptions (note 3)	(2,494)	–	(1,804)	–	–	–	(24,259)	–
Adjustments to maintain reserves	7	(1)	(1)	3	–	–	(13)	84

Net equity transactions	(2,487)	45,756	(1,805)	27,620	–	10	(231,677)	173,851

Net change in contract owners’ equity	(1,703)	47,132	968	33,014	–	–	(216,227)	188,412
Contract owners’ equity beginning of period	47,132	–	33,014	–	–	–	225,024	36,612

Contract owners’ equity end of period	$45,429	47,132	33,982	33,014	–	–	8,797	225,024

CHANGES IN UNITS:
Beginning units	4,249	–	1,938	–	–	–	11,584	2,343

Units purchased	–	4,249	–	1,938	–	64	4,543	11,970
Units redeemed	(222)	–	(97)	–	–	(64)	(15,770)	(2,729)

Ending units	4,027	4,249	1,841	1,938	–	–	357	11,584

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGroSec2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(197)	–	10,373	3,272	(650)	–	149	165
Realized gain (loss) on investments	6,828	–	66,545	304	25,604	–	252	(1)
Change in unrealized gain (loss) on investments	65,470	–	(86,067)	87,626	106,801	–	1,273	2,040
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	72,101	–	(9,149)	91,202	131,755	–	1,674	2,204

Equity transactions:
Purchase payments received from contract owners (note 3)	114,054	–	286,555	564,957	492,012	–	–	18,126
Transfers between funds	418,879	–	(997,193)	172,072	670,216	–	–	–
Redemptions (note 3)	(62,250)	–	(72,526)	(15,207)	(116,085)	–	(1,827)	–
Adjustments to maintain reserves	(15)	–	39	(9)	(4)	–	(14)	5

Net equity transactions	470,668	–	(783,125)	721,813	1,046,139	–	(1,841)	18,131

Net change in contract owners’ equity	542,769	–	(792,274)	813,015	1,177,894	–	(167)	20,335
Contract owners’ equity beginning of period	–	–	813,015	–	–	–	20,335	–

Contract owners’ equity end of period	$542,769	–	20,741	813,015	1,177,894	–	20,168	20,335

CHANGES IN UNITS:
Beginning units	–	–	51,811	–	–	–	1,327	–

Units purchased	48,988	–	18,615	57,895	137,723	–	–	1,327
Units redeemed	(6,489)	–	(69,223)	(6,084)	(33,097)	–	(113)	–

Ending units	42,499	–	1,203	51,811	104,626	–	1,214	1,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanBal		JanForty		LAGroInc		LAMidCapV
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2)	128	(17)	–	534	528	671	276
Realized gain (loss) on investments	148	(3)	–	–	290	(1)	19,891	5,130
Change in unrealized gain (loss) on investments	(219)	219	(5,728)	–	(3,613)	2,974	(11,385)	30,034
Reinvested capital gains	–	–	–	–	5,018	635	34,810	4,111

Net increase (decrease) in contract owners’ equity resulting from operations	(73)	344	(5,745)	–	2,229	4,136	43,987	39,551

Equity transactions:
Purchase payments received from contract owners (note 3)	–	10,089	–	–	7,495	59,951	306,131	191,372
Transfers between funds	–	–	1,578,150	–	–	15,002	39,682	21,598
Redemptions (note 3)	(5,301)	(5,061)	(142)	–	(3,013)	–	(101,611)	(783)
Adjustments to maintain reserves	(4)	6	7	–	(13)	(3)	3	11

Net equity transactions	(5,305)	5,034	1,578,015	–	4,469	74,950	244,205	212,198

Net change in contract owners’ equity	(5,378)	5,378	1,572,270	–	6,698	79,086	288,192	251,749
Contract owners’ equity beginning of period	5,378	–	–	–	79,086	–	294,445	42,696

Contract owners’ equity end of period	$–	5,378	1,572,270	–	85,784	79,086	582,637	294,445

CHANGES IN UNITS:
Beginning units	442	–	–	–	5,309	–	18,301	3,281

Units purchased	–	882	103,695	–	487	5,309	22,718	16,423
Units redeemed	(442)	(440)	(10)	–	(198)	–	(7,415)	(1,403)

Ending units	–	442	103,685	–	5,598	5,309	33,604	18,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	MFSValS		NBAMTFasc		NBAMTInt		OppCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$936	(154)	(1,709)	(499)	(274)	–	5,996	(1,172)
Realized gain (loss) on investments	11,561	3,410	8,430	1,252	8,972	–	18,303	10,183
Change in unrealized gain (loss) on investments	8,261	26,250	8,921	20,027	30,879	–	69,195	49,436
Reinvested capital gains	10,391	1,601	2,342	540	1,620	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	31,149	31,107	17,984	21,320	41,197	–	93,494	58,447

Equity transactions:
Purchase payments received from contract owners (note 3)	330,013	260,092	274,732	230,143	54,039	–	1,022,203	895,415
Transfers between funds	5,549	(6,117)	6,142	6,731	267,693	–	(45,074)	(58,718)
Redemptions (note 3)	(91,613)	(5,937)	(72,764)	(5,433)	(41,919)	–	(262,979)	(35,589)
Adjustments to maintain reserves	(15)	1	(19)	(29)	–	–	(28)	19

Net equity transactions	243,934	248,039	208,091	231,412	279,813	–	714,122	801,127

Net change in contract owners’ equity	275,083	279,146	226,075	252,732	321,010	–	807,616	859,574
Contract owners’ equity beginning of period	326,826	47,680	293,372	40,640	–	–	1,048,831	189,257

Contract owners’ equity end of period	$601,909	326,826	519,447	293,372	321,010	–	1,856,447	1,048,831

CHANGES IN UNITS:
Beginning units	22,640	3,779	20,482	3,163	–	–	76,917	14,790

Units purchased	23,776	20,096	20,788	18,078	36,479	–	78,887	71,784
Units redeemed	(7,078)	(1,235)	(5,867)	(759)	(9,089)	–	(25,695)	(9,657)

Ending units	39,338	22,640	35,403	20,482	27,390	–	130,109	76,917

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppGlSec3		OppGlSec		OppHighInc		OppMSt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1)	–	124	(7)	2,291	(103)	92	–
Realized gain (loss) on investments	–	–	1,305	1	57	2	93	(35)
Change in unrealized gain (loss) on investments	40	–	2,737	984	(1,638)	2,507	861	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	39	–	4,166	978	710	2,406	1,046	(35)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,534	–	10,190	9,982	–	36,249	27,225	232
Transfers between funds	–	–	–	10,001	–	–	(13,405)	(196)
Redemptions (note 3)	(21)	–	(11,440)	–	(3,294)	–	(158)	–
Adjustments to maintain reserves	(1)	–	(1)	(4)	(8)	(10)	6	(1)

Net equity transactions	2,512	–	(1,251)	19,979	(3,302)	36,239	13,668	35

Net change in contract owners’ equity	2,551	–	2,915	20,957	(2,592)	38,645	14,714	–
Contract owners’ equity beginning of period	–	–	20,957	–	38,645	–	–	–

Contract owners’ equity end of period	$2,551	–	23,872	20,957	36,053	38,645	14,714	–

CHANGES IN UNITS:
Beginning units	–	–	1,241	–	2,786	–	–	–

Units purchased	214	–	638	1,241	–	2,786	2,035	15
Units redeemed	(2)	–	(638)	–	(235)	–	(1,017)	(15)

Ending units	212	–	1,241	1,241	2,551	2,786	1,018	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppMStSCap		PVITHighY		PVITLowDur		PVITTotRet
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,878)	(1,164)	50,769	14,773	50,010	2,640	56,735	5,284
Realized gain (loss) on investments	36,498	9,728	1,941	1,769	(15,000)	(12)	2,346	5,544
Change in unrealized gain (loss) on investments	54,994	74,514	(19,878)	13,362	(20,096)	432	(85,242)	959
Reinvested capital gains	21,832	–	–	–	4,257	1,404	45,050	8,173

Net increase (decrease) in contract owners’ equity resulting from operations	109,446	83,078	32,832	29,904	19,171	4,464	18,889	19,960

Equity transactions:
Purchase payments received from contract owners (note 3)	609,570	489,307	570,222	443,511	2,047,857	400,290	1,061,037	569,934
Transfers between funds	4,799	(21,902)	39,544	43,087	(1,094,660)	1,052,963	1,264,850	60,992
Redemptions (note 3)	(191,420)	(11,751)	(124,718)	(37,066)	(767,568)	(44,274)	(276,003)	(45,382)
Adjustments to maintain reserves	(56)	9	(179)	(184)	(171)	(185)	(883)	(91)

Net equity transactions	422,893	455,663	484,869	449,348	185,458	1,408,794	2,049,001	585,453

Net change in contract owners’ equity	532,339	538,741	517,701	479,252	204,629	1,413,258	2,067,890	605,413
Contract owners’ equity beginning of period	638,953	100,212	552,572	73,320	1,413,258	–	823,162	217,749

Contract owners’ equity end of period	$1,171,292	638,953	1,070,273	552,572	1,617,887	1,413,258	2,891,052	823,162

CHANGES IN UNITS:
Beginning units	37,448	6,989	38,412	5,561	135,231	–	73,293	20,255

Units purchased	39,415	33,505	43,592	35,985	228,472	139,788	204,713	76,988
Units redeemed	(14,138)	(3,046)	(10,227)	(3,134)	(209,752)	(4,557)	(25,593)	(23,950)

Ending units	62,725	37,448	71,777	38,412	153,951	135,231	252,413	73,293

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PVTIntEq		VKCom		VKGrInc		VKEmMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	(93)	–	5,667	388	–	(25)
Realized gain (loss) on investments	–	(36)	(689)	–	28,000	7,407	–	324
Change in unrealized gain (loss) on investments	–	–	–	–	49,176	59,083	–	(4,448)
Reinvested capital gains	–	–	–	–	21,663	–	–	118

Net increase (decrease) in contract owners’ equity resulting from operations	–	(36)	(782)	–	104,506	66,878	–	(4,031)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	36	105	–	694,624	550,248	–	172,132
Transfers between funds	–	–	100,000	–	(22,815)	381	–	(250,705)
Redemptions (note 3)	–	–	(99,322)	–	(185,878)	(25,995)	–	(9,439)
Adjustments to maintain reserves	–	–	(1)	–	(54)	37	–	(5)

Net equity transactions	–	36	782	–	485,877	524,671	–	(88,017)

Net change in contract owners’ equity	–	–	–	–	590,383	591,549	–	(92,048)
Contract owners’ equity beginning of period	–	–	–	–	694,313	102,764	–	92,048

Contract owners’ equity end of period	$–	–	–	–	1,284,696	694,313	–	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	46,642	7,868	–	6,890

Units purchased	–	–	9,878	–	46,991	42,376	–	13,207
Units redeemed	–	–	(9,878)	–	(14,821)	(3,602)	–	(20,097)

Ending units	–	–	–	–	78,812	46,642	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKUSRealEst
Investment activity:	2005	2004
Net investment income (loss)	$6,448	3,550
Realized gain (loss) on investments	70,935	17,248
Change in unrealized gain (loss) on investments	39,153	80,097
Reinvested capital gains	21,087	5,279

Net increase (decrease) in contract owners’ equity resulting from operations	137,623	106,174

Equity transactions:
Purchase payments received from contract owners (note 3)	499,477	404,355
Transfers between funds	(83,495)	(64,354)
Redemptions (note 3)	(137,994)	(17,278)
Adjustments to maintain reserves	33	(38)

Net equity transactions	278,021	322,685

Net change in contract owners’ equity	415,644	428,859
Contract owners’ equity beginning of period	510,160	81,301

Contract owners’ equity end of period	$925,804	510,160

CHANGES IN UNITS:
Beginning units	26,488	5,737

Units purchased	26,779	25,689
Units redeemed	(12,020)	(4,938)

Ending units	41,247	26,488

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

The initial deposits for this variable account were made on the last business day of 2002. As such, the Financial Highlights for 2002 represents the activity for one day.

(b)	The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);

AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)*

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)*

AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)

AIM VIF – Dynamics Fund (AIMDyn) (formerly INVESCO VIF – Dynamics Fund)*

AIM VIF – Small Company Growth Fund (AIMSmCoGro)

    (formerly INVESCO VIF – Small Company Growth Fund)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlGrIncA)*

Alliance VPSF – AllianceBernstein International Value Portfolio – Class A (AlIntlValA)

Alliance VPSF – AllianceBernstein Real Estate Investment Portfolio – Class A (AlRealEstA)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A (AlSmMdCpA)

    (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class A)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)*

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)*

American Century VP – Mid Cap Value Fund Fund – Class I (ACVPMdCpV)*

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Emerging Markets Portfolio – Initial Shares (DryEmMrkt)*

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)*

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)*

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Money Market Portfolio – Service Class 2 (FidVIPMMktS2)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)*

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)*

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)

Franklin Templeton VIP – Franklin U.S. Government Fund – Class 2 (FrVIPUSGov2)*

Franklin Templeton VIP – Templeton Developing Markets Securities Fund –

    Class 2 (FrVIPDevMrk2)

Franklin Templeton VIP – Templeton Developing Markets Securities Fund –

    Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3)*

Franklin Templeton VIP – Templeton Growth Securities Fund – Class 2 (FrVIPGroSec2)

Portfolios of the Janus Aspen Series (Janus AS);

Janus AS – Balanced Portfolio – Service Shares (JanBal)*

Janus AS – Core Equity Portfolio – Service Shares (JanCorEq)*

Janus AS – Forty Portfolio – Service Shares (JanForty)

    (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)

Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)*

Janus AS – International Growth Portfolio – Service Shares (JanIntGro)*

Lord Abbett Series Growth and Income Fund – VC (LAGroInc)

Lord Abbett Series Mid Cap Value Fund – VC (LAMidCapV)

Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);

MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)*

MFS® VIT – Value Series – Service Class (MFSValS)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc)

Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt)

Neuberger Berman AMT – Limited Maturity Bond Portfolio® – I Class (NBAMTLMat)*

Neuberger Berman AMT – Mid Cap Growth Portfolio® – I Class (NBAMTMCGr)*

Neuberger Berman AMT – Regency Portfolio® – S Class (NBAMTRegS)*

Portfolios of the Oppenheimer Variable Annuity (VA);

Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)

Oppenheimer High Income Fund/VA – Initial Class (OppHighInc)

Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)

Oppenheimer Main Street Small Cap Fund®/VA – Initial Class (OppMStSCap)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – High Yield Portfolio – Administrative Shares (PVITHighY)

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)*

Putnam VT International Equity Fund – IB Shares (PVTIntEq)*

Putnam VT Small Cap Value – IB Shares (PVTSmCapVal)*

Putnam VT Voyager II Fund – IB Shares (PVTVoyII)*

Portfolios of the Salomon Brothers Variable Series Funds Inc. (Salomon Brothers VSF Inc.);

Salomon Brothers VSF Inc. Large Cap Growth Fund – Class I (SalLrgCapGr)*

Salomon Brothers VSF Inc. Small Cap Growth Fund – Class I (SalLrgCapGr)*

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)*

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)*

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class I (VKCom)*

Van Kampen LIT – Growth & Income Portfolio – Class I (VKGrInc)

Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)*

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

*At December 31, 2005, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-13 Options

BOA Advisor
Variable Account Charges – Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81st birthday less surrenders.

Maximum Variable Account Charges*	0.55%

* When maximum options are utilized.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005:

	Total	AIMCapDev	AlIntlValA	AlRealEstA	AlSmMdCpA	ACVPIncGr	ACVPInflPro2	ACVPUltra
0.35%	$48,949	1,198	135	55	113	–	3,830	105
0.55%	29,274	665	–	–	–	8	3,008	–

Totals	$78,223	1,863	135	55	113	8	6,838	105

	ACVPVal	DryStkIx	DryVIFApp	FidVIPEIS	FidVIPGrS	FidVIPMMktS2	FidVIPOvS	FidVIPOvSR
0.35%	$136	62	3,413	80	3,407	1,662	1,537	1,787
0.55%	23	–	1,979	37	1,872	1,563	675	1,161

Totals	$159	62	5,392	117	5,279	3,225	2,212	2,948

	FidVIPIGBdS	FrVIPSmCapV2	FrVIPDevMrk2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGroSec2	JanBal
0.35%	$146	102	402	597	1,386	1,584	51	2
0.55%	27	22	119	225	566	980	30	–

Totals	$173	124	521	822	1,952	2,564	81	2

	JanForty	LAGroInc	LAMidCapV	MFSValS	NBAMTFasc	NBAMTInt	OppCapAp	OppGlSec3
0.35%	$11	247	1,388	1,281	1,082	469	4,019	1
0.55%	6	40	489	713	627	172	2,168	–

Totals	$17	287	1,877	1,994	1,709	641	6,187	1

	OppGlSec	OppHighInc	OppMSt	OppMStSCap	PVITHighY	PVITLowDur	PVITTotRet	VKCom
0.35%	$92	96	4	2,595	1,876	5,216	4,039	93
0.55%	–	57	23	1,283	1,551	3,331	3,183	–

Totals	$92	153	27	3,878	3,427	8,547	7,222	93

	VKGrInc	VKUSRealEst
0.35%	$2,653	1,997
0.55%	1,569	1,102

Totals	$4,222	3,099

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $10,933 and $0, respectively, and total transfers from the Account to the fixed account were $11,676 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the three-year period ended December 31, 2005 and for December 31, 2002 (commencement of operations). Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Capital Development Fund – Series I Shares
2005	0.35% to 0.55%	32,359	$ 17.28 to 17.17	$558,168	0.00%	9.22% to 9.00%
2004	0.35% to 0.55%	21,253	15.82 to 15.75	335,967	0.00%	15.10% to 14.86%
2003	0.35% to 0.55%	4,212	13.75 to 13.71	57,861	0.00%	34.88% to 34.61%
2002	0.55%	491	10.19	5,002	0.00%	0.00%

Alliance VPSF – AllianceBernstein International Value Portfolio – Class A
2005	0.35%	1,672	21.69	36,264	0.80%	16.38%
2004	0.35%	1,672	18.64	31,160	0.02%	24.76%
2003	0.35% to 0.55%	5,292	14.94 to 14.90	78,990	0.17%	43.86% to 43.57%
2002	0.55%	722	10.38	7,495	0.00%	0.00%

Alliance VPSF – AllianceBernstein Real Estate Investment Portfolio – Class A
2005	0.35%	912	21.68	19,769	2.87%	11.28%
2004	0.35%	797	19.48	15,525	0.00%	35.15%

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class A
2005	0.35%	1,986	18.96	37,662	0.84%	6.54%
2004	0.35%	1,724	17.80	30,686	0.00%	18.89%

American Century VP – Inflation Protection Fund – Class II
2005	0.35% to 0.55%	205,890	11.23 to 11.16	2,307,446	4.54%	1.21% to 1.01%
2004	0.35% to 0.55%	90,590	11.10 to 11.05	1,004,099	5.40%	5.44% to 5.23%
2003	0.35% to 0.55%	20,698	10.52 to 10.50	217,659	1.06%	5.24% to 5.03%
2002	0.55%	1,750	10.00	17,500	0.00%	0.00%

American Century VP – Ultra® Fund – Class I
2005	0.35%	2,643	13.66	36,101	0.00%	1.81%
2004	0.35%	2,286	13.42	30,670	0.00%	10.29%

American Century VP – Value Fund – Class I
2005	0.35% to 0.55%	2,917	15.81 to 15.71	46,084	1.19%	4.67% to 4.46%
2004	0.35% to 0.55%	1,494	15.10 to 15.04	22,544	0.00%	13.93% to 13.70%

Dreyfus IP – Emerging Markets Portfolio – Initial Shares
2002	0.55%	287	10.46	3,003	0.00%	0.00%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.35%	1,279	14.69	18,783	1.60%	4.33%
2004	0.35%	1,286	14.08	18,103	3.39%	10.25%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.35% to 0.55%	125,771	13.03 to 12.95	1,635,800	0.02%	4.01% to 3.81%
2004	0.35% to 0.55%	69,765	12.53 to 12.47	873,149	2.99%	4.68% to 4.47%
2003	0.35% to 0.55%	13,335	11.97 to 11.94	159,453	2.22%	20.75% to 20.50%
2002	0.55%	833	9.91	8,254	0.00%	0.00%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2005	0.35% to 0.55%	1,877	15.57 to 15.47	29,174	1.55%	5.39% to 5.18%
2004	0.35% to 0.55%	2,060	14.77 to 14.71	30,399	0.00%	10.99% to 10.77%

Fidelity® VIP – Growth Portfolio – Service Class
2005	0.35% to 0.55%	1,084	14.04 to 13.95	15,128	0.88%	5.30% to 5.09%
2004	0.35% to 0.55%	67,988	13.33 to 13.27	905,459	0.06%	2.90% to 2.70%
2003	0.35% to 0.55%	12,086	12.95 to 12.92	156,431	0.00%	32.32% to 32.05%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Money Market Portfolio – Service Class 2
2005	0.35% to 0.55%	93,161	$10.35 to 10.29	$962,223	2.64%	2.43% to 2.22%
2004	0.35% to 0.55%	66,129	10.11 to 10.07	667,701	0.78%	0.60% to 0.40%
2003	0.35% to 0.55%	10,754	10.05 to 10.03	108,017	0.50%	0.39% to 0.19%
2002	0.55%	1,274	10.01	12,749	0.00%	0.00%

Fidelity® VIP – Overseas Portfolio – Service Class
2004	0.35% to 0.55%	58,722	16.29 to 16.23	956,056	0.44%	13.09% to 12.86%
2003	0.35% to 0.55%	13,136	14.41 to 14.38	189,116	0.00%	42.70% to 42.42%

Fidelity® VIP – Overseas Portfolio – Service Class R
2005	0.35% to 0.55%	115,078	12.47 to 12.45	1,434,600	0.00%	24.71% to 24.54%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2005	0.35% to 0.55%	4,027	11.29 to 11.22	45,429	3.67%	1.72% to 1.52%
2004	0.35% to 0.55%	4,249	11.10 to 11.05	47,132	0.00%	3.95% to 3.75%

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2
2005	0.35% to 0.55%	1,841	18.47 to 18.36	33,982	0.76%	8.39% to 8.17%
2004	0.35% to 0.55%	1,938	17.04 to 16.97	33,014	0.31%	23.31% to 23.07%

Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 2
2005	0.35% to 0.55%	357	24.68 to 24.52	8,797	3.16%	26.98% to 26.73%
2004	0.35% to 0.55%	11,584	19.44 to 19.35	225,024	0.44%	24.27% to 24.03%
2003	0.35% to 0.55%	2,343	15.64 to 15.60	36,612	0.00%	52.46% to 52.15%

Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 3
2005	0.35% to 0.55%	42,499	12.77 to 12.76	542,769	0.23%	27.75% to 27.58%	(a) (b)

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2
2005	0.35% to 0.55%	1,203	17.24 to 17.13	20,741	2.96%	9.78% to 9.56%
2004	0.35% to 0.55%	51,811	15.70 to 15.64	813,015	1.16%	18.11% to 17.88%

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	0.35% to 0.55%	104,626	11.26 to 11.25	1,177,894	0.32%	12.62% to 12.47%	(a) (b)

Franklin Templeton VIP – Templeton Growth Securities Fund – Class 2
2005	0.35% to 0.55%	1,214	16.64 to 16.54	20,168	1.14%	8.48% to 8.27%
2004	0.35% to 0.55%	1,327	15.34 to 15.28	20,335	2.11%	15.62% to 15.39%

Janus AS – Balanced Portfolio – Service Shares
2004	0.35%	442	12.17	5,378	5.43%	7.91%

Janus AS – Forty Portfolio – Service Shares
2005	0.35% to 0.55%	103,685	15.19 to 15.09	1,572,270	0.00%	12.16% to 11.94%
2002	0.55%	1,014	9.61	9,747	0.00%	0.00%

Janus AS – International Growth Portfolio – Service Shares
2002	0.55%	746	10.05	7,495	0.00%	0.00%

Lord Abbett Series Growth and Income Fund – VC
2005	0.35% to 0.55%	5,598	15.33 to 15.24	85,784	1.00%	2.89% to 2.68%
2004	0.35% to 0.55%	5,309	14.90 to 14.84	79,086	1.58%	12.26% to 12.03%

Lord Abbett Series Mid Cap Value Fund – VC
2005	0.35% to 0.55%	33,604	17.36 to 17.25	582,637	0.58%	7.84% to 7.63%
2004	0.35% to 0.55%	18,301	16.10 to 16.03	294,445	0.48%	23.61% to 23.36%
2003	0.35% to 0.55%	3,281	13.02 to 12.99	42,696	1.08%	24.32% to 24.07%
2002	0.55%	501	10.47	5,247	0.00%	0.00%

MFS® VIT – Value Series – Service Class
2005	0.35% to 0.55%	39,338	15.33 to 15.23	601,909	0.63%	6.09% to 5.88%
2004	0.35% to 0.55%	22,640	14.45 to 14.39	326,826	0.23%	14.42% to 14.19%
2003	0.35% to 0.55%	3,779	12.63 to 12.60	47,680	0.02%	24.27% to 24.02%
2002	0.55%	148	10.16	1,503	0.00%	0.00%

Neuberger Berman AMT – Fasciano Portfolio – S Class
2005	0.35% to 0.55%	35,403	14.70 to 14.61	519,447	0.00%	2.54% to 2.33%
2004	0.35% to 0.55%	20,482	14.34 to 14.27	293,372	0.00%	11.49% to 11.26%
2003	0.35% to 0.55%	3,163	12.86 to 12.83	40,640	0.00%	24.63% to 24.38%
2002	0.55%	170	10.32	1,754	0.00%	0.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT – International Portfolio – S Class
2005	0.35% to 0.55%	27,390	$ 11.72 to 11.71	$321,010	0.23%	17.23% to 17.07%	(a) (b)

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	0.35% to 0.55%	130,109	14.29 to 14.20	1,856,447	0.84%	4.73% to 4.52%
2004	0.35% to 0.55%	76,917	13.65 to 13.59	1,048,831	0.14%	6.56% to 6.35%
2003	0.35% to 0.55%	14,790	12.81 to 12.78	189,257	0.04%	30.49% to 30.22%
2002	0.55%	917	9.81	8,998	0.00%	0.00%

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.35%	212	12.03	2,551	0.00%	20.32%	(a) (b)

Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.35%	1,241	19.24	23,872	0.96%	13.91%
2004	0.35%	1,241	16.89	20,957	0.00%	18.75%

Oppenheimer High Income Fund/VA – Initial Class
2005	0.35% to 0.55%	2,551	14.16 to 14.07	36,053	6.54%	1.96% to 1.75%
2004	0.35% to 0.55%	2,786	13.89 to 13.83	38,645	0.00%	8.59% to 8.37%

Oppenheimer Main Street Fund®/VA – Initial Class
2005	0.35% to 0.55%	1,018	14.54 to 14.45	14,714	1.62%	5.61% to 5.39%

Oppenheimer Main Street Small Cap Fund® /VA – Initial Class
2005	0.35% to 0.55%	62,725	18.70 to 18.59	1,171,292	0.00%	9.54% to 9.32%
2004	0.35% to 0.55%	37,448	17.07 to 17.00	638,953	0.00%	19.00% to 18.76%
2003	0.35% to 0.55%	6,989	14.35 to 14.32	100,212	0.00%	43.86% to 43.57%
2002	0.55%	401	9.97	3,999	0.00%	0.00%

PIMCO VIT – High Yield Portfolio – Administrative Shares
2005	0.35% to 0.55%	71,777	14.94 to 14.85	1,070,273	6.68%	3.75% to 3.54%
2004	0.35% to 0.55%	38,412	14.40 to 14.34	552,572	5.03%	9.14% to 8.92%
2003	0.35% to 0.55%	5,561	13.20 to 13.17	73,320	4.06%	22.42% to 22.17%
2002	0.55%	487	10.78	5,249	0.00%	0.00%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2005	0.35% to 0.55%	153,951	10.53 to 10.47	1,617,887	3.86%	0.65% to 0.45%
2004	0.35% to 0.55%	135,231	10.46 to 10.42	1,413,258	0.50%	1.48% to 1.28%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.35% to 0.55%	252,413	11.48 to 11.41	2,891,052	3.44%	2.07% to 1.86%
2004	0.35% to 0.55%	73,293	11.25 to 11.20	823,162	1.27%	4.51% to 4.30%
2003	0.35% to 0.55%	20,255	10.76 to 10.73	217,749	1.39%	4.67% to 4.46%
2002	0.55%	1,070	10.28	10,995	0.00%	0.00%

Van Kampen LIT – Growth & Income Portfolio – Class I
2005	0.35% to 0.55%	78,812	16.33 to 16.23	1,284,696	1.00%	9.60% to 9.38%
2004	0.35% to 0.55%	46,642	14.90 to 14.84	694,313	0.42%	13.98% to 13.75%
2003	0.35% to 0.55%	7,868	13.07 to 13.04	102,764	0.15%	27.58% to 27.33%
2002	0.55%	781	10.24	8,000	0.00%	0.00%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2003	0.35% to 0.55%	6,890	13.37 to 13.34	92,048	0.00%	27.42% to 27.16%
2002	0.55%	286	10.49	3,000	0.00%	0.00%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.35% to 0.55%	41,247	22.48 to 22.34	925,804	1.33%	16.64% to 16.41%
2004	0.35% to 0.55%	26,488	19.28 to 19.19	510,160	1.53%	35.92% to 35.65%
2003	0.35% to 0.55%	5,737	14.18 to 14.15	81,301	0.00%	37.03% to 36.76%
2002	0.55%	483	10.35	4,998	0.00%	0.00%

2005 Contract owners’ equity				$23,564,680

2004 Contract owners’ equity				$12,799,996

2003 Contract owners’ equity				$1,991,806

2002 Contract owners’ equity				$124,988

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. For 2002, no purchase payments were received in the Account prior to the last business day of the reporting period, therefore calculation and presentation of the Investment Income Ratio are not applicable.

***

This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company